Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Mar. 24, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Total Return Series, Inc.	Federated Hermes Total Return Series, Inc.
Federated Select Total Return Bond Fund	Federated Hermes Select Total Return Bond Fund
Federated Total Return Bond Fund	Federated Hermes Total Return Bond Fund
Federated Ultrashort Bond Fund	Federated Hermes Ultrashort Bond Fund

Federated Hermes Select Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Total Return Series, Inc.	Federated Hermes Total Return Series, Inc.
Federated Select Total Return Bond Fund	Federated Hermes Select Total Return Bond Fund

Federated Hermes Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Total Return Series, Inc.	Federated Hermes Total Return Series, Inc.
Federated Total Return Bond Fund	Federated Hermes Total Return Bond Fund

Federated Hermes Ultrashort Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Total Return Series, Inc.	Federated Hermes Total Return Series, Inc.
Federated Ultrashort Bond Fund	Federated Hermes Ultrashort Bond Fund